INVESTMENT LOSS (Tables)	12 Months Ended
Dec. 31, 2016
INVESTMENT LOSS [Abstract]
Schedule of investment loss
in millions of $	For the year ended December 31,
	2014	2015	2016

Loss on disposal of Nantong Hanwha PV-Tech Energy Co., Ltd.	-	(1.6)	-
Gain on liquidation of Hanwha Solar Australia Pty Ltd.	-	0.3	-

	-	(1.3)	-